Consolidated Statement of Stockholders' Deficit (Parenthetical)	12 Months Ended
Feb. 28, 2023 USD ($) shares
Statement of Stockholders' Equity [Abstract]
Issuance cost of shares	$ 447,858
Warrants	$ 108,378,210
Warrants cancelled for debt issuance | shares	955,000,000